8 RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Promissory Note Jan 2011 [Member]
Principle	$ 150,000
Interest rate	3.00%
Balance of note	$ 142,621	$ 142,621
Accrued interest	$ 17,621
Maturity date	Dec. 31, 2017
Promissory Note Feb 2012 [Member]
Principle	$ 30,000
Interest rate	8.00%
Balance of note	$ 25,000	25,000
Maturity date	Feb. 01, 2017
Promissory Note IPIC[Member]
Principle	$ 500,000
Balance of note	$ 190,669	299,522
Maturity date	Dec. 31, 2017
Terms	The note bears no interest and payments are due in five installments of $100,000 due each year beginning on December 31, 2013 and going through December 31, 2017
Promissory Note March 2013 [Member]
Principle	$ 10,000
Interest rate	5.00%
Balance of note	$ 6,000	6,000
Promissory Note March 2014 #2 [Member]
Principle	$ 87,121
Interest rate	5.00%
Balance of note	$ 87,121	87,121
Maturity date	Feb. 01, 2017
Promissory Note July 2013 [Member]
Principle	$ 15,000
Interest rate	5.00%
Balance of note	$ 15,000	15,000
Maturity date	Feb. 01, 2017
Promissory Note Feb 2014 [Member]
Principle	$ 20,000
Interest rate	8.00%
Maturity date	Feb. 01, 2017
Promissory Note Dec 2014 [Member]
Principle	$ 16,000
Interest rate	2.00%
Balance of note	$ 16,000	$ 16,000
Terms	Due on demand .
Promissory Note Sep 2015 [Member]
Principle	$ 53,838
Balance of note	$ 53,838